Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	$ 172,332,578	$ 196,175,043		$ 206,890,307
Debt Securities at fair value through profit or loss	32,406,588	82,991,433
Derivative financial instruments	1,296	1,493,533
Repo transactions	31,405,801	59,503,764
Other financial assets	35,139,862	28,507,279
Loans and other financing	352,361,088	388,555,757
Other debt securities	285,976,607	315,647,532
Financial assets delivered as guarantee	17,964,257	21,573,120
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
Deposits	588,850,704	737,714,203
Liabilities at fair value through profit or loss	1,627,732
Derivative financial instruments	2,532	347
Repo Transactions	0	933,682
Other financial liabilities	67,935,119	74,287,265
Financing received from the BCRA and other financial institutions	437,726	1,387,310
Issued corporate bonds	2,990,809	7,436,745
Subordinated Corporate Bonds	41,974,169	51,773,419
Total Financial Liabilities	721,566,958	903,508,325
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	172,332,578	196,175,043
Other financial assets	3,811,287	3,065,088
Loans and other financing	164,200	959,869	[1]
Financial assets delivered as guarantee	17,964,257	20,522,947
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
Total Financial Assets	198,053,328	228,599,535
Deposits	327,703,243	359,817,176
Total Financial Liabilities	327,703,243	359,817,176
Not later than one month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	783,370	26,309,035
Repo transactions	31,405,801	59,503,764
Other financial assets	25,776,429	18,648,343
Loans and other financing	129,802,598	134,291,580	[1]
Other debt securities	141,029,735	201,142,776
Financial assets delivered as guarantee		1,050,173
Total Financial Assets	328,797,933	440,945,671
Deposits	205,289,249	301,296,470
Liabilities at fair value through profit or loss	1,627,732
Derivative financial instruments		63
Repo Transactions		933,682
Other financial liabilities	65,888,617	72,260,943
Financing received from the BCRA and other financial institutions	235,215	632,533
Issued corporate bonds		256,491
Total Financial Liabilities	273,040,813	375,380,182
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	756,971	17,021,156
Derivative financial instruments		10,916
Other financial assets	57,475	68,427
Loans and other financing	30,763,020	36,129,043	[1]
Other debt securities	444,739	4,214,671
Total Financial Assets	32,022,205	57,444,213
Deposits	49,423,975	65,224,108
Derivative financial instruments		284
Other financial liabilities	175,894	198,545
Financing received from the BCRA and other financial institutions	179,590	292,910
Total Financial Liabilities	49,779,459	65,715,847
Later than three months and not later than six months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	10,357,698	136,859
Derivative financial instruments	1,296
Other financial assets	625,612	407,403
Loans and other financing	32,942,359	48,375,478	[1]
Other debt securities	52,808,494	26,463,087
Total Financial Assets	96,735,459	75,382,827
Deposits	5,938,761	7,707,731
Derivative financial instruments	2,532
Other financial liabilities	173,628	185,113
Financing received from the BCRA and other financial institutions	11,699	294,918
Issued corporate bonds	2,990,809	3,591,321
Subordinated Corporate Bonds	915,269	969,484
Total Financial Liabilities	10,032,698	12,748,567
Later than six months and not later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	9,787,383	35,821,003
Loans and other financing	37,944,889	50,092,584	[1]
Other debt securities	44,771,631	49,255,891
Total Financial Assets	92,503,903	135,169,478
Deposits	464,047	3,636,383
Other financial liabilities	456,842	470,150
Financing received from the BCRA and other financial institutions	6,120	108,728
Total Financial Liabilities	927,009	4,215,261
Up to 1 year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	21,685,422	79,288,053
Derivative financial instruments	1,296	10,916
Repo transactions	31,405,801	59,503,764
Other financial assets	26,459,516	19,124,173
Loans and other financing	231,452,866	268,888,685	[1]
Other debt securities	239,054,599	281,076,425
Financial assets delivered as guarantee		1,050,173
Total Financial Assets	550,059,500	708,942,189
Deposits	261,116,032	377,864,692
Liabilities at fair value through profit or loss	1,627,732
Derivative financial instruments	2,532	347
Repo Transactions		933,682
Other financial liabilities	66,694,981	73,114,751
Financing received from the BCRA and other financial institutions	432,624	1,329,089
Issued corporate bonds	2,990,809	3,847,812
Subordinated Corporate Bonds	915,269	969,484
Total Financial Liabilities	333,779,979	458,059,857
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	5,798,105	1,295,524
Loans and other financing	39,829,260	41,991,589	[1]
Other debt securities	42,859,452	30,645,676
Total Financial Assets	88,486,817	73,932,789
Deposits	31,001	31,014
Other financial liabilities	742,686	396,631
Financing received from the BCRA and other financial institutions	5,102	50,520
Issued corporate bonds		3,588,933
Total Financial Liabilities	778,789	4,067,098
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	4,923,061	2,407,856
Derivative financial instruments		1,482,617
Other financial assets	4,869,059	6,318,018
Loans and other financing	80,914,762	76,715,614	[1]
Other debt securities	4,062,556	3,925,431
Total Financial Assets	94,769,438	90,849,536
Deposits	428	1,321
Other financial liabilities	497,452	775,883
Financing received from the BCRA and other financial institutions		7,701
Subordinated Corporate Bonds	41,058,900	50,803,935
Total Financial Liabilities	41,556,780	51,588,840
Later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	10,721,166	3,703,380
Derivative financial instruments		1,482,617
Other financial assets	4,869,059	6,318,018
Loans and other financing	120,744,022	118,707,203	[1]
Other debt securities	46,922,008	34,571,107
Total Financial Assets	183,256,255	164,782,325
Deposits	31,429	32,335
Other financial liabilities	1,240,138	1,172,514
Financing received from the BCRA and other financial institutions	5,102	58,221
Issued corporate bonds		3,588,933
Subordinated Corporate Bonds	41,058,900	50,803,935
Total Financial Liabilities	$ 42,335,569	$ 55,655,938

[1]	The amounts included in “without due date” are related to the non-performing portfolio.